Investments (Net Investment Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net Investment Income [Line Items]
Gross Investment Income, Operating	$ 3,100	$ 2,985	$ 2,935
Less: Investment expenses	173	126	111
Net investment income	3,111	3,001	2,984
Securities Investment
Net Investment Income [Line Items]
Gross Investment Income, Operating	3,273	3,111	3,046
Fixed maturity securities
Net Investment Income [Line Items]
Gross Investment Income, Operating	2,567	2,398	2,269
Equity securities
Net Investment Income [Line Items]
Gross Investment Income, Operating	19	19	17
Mortgage loans
Net Investment Income [Line Items]
Gross Investment Income, Operating	393	367	344
Policy loans
Net Investment Income [Line Items]
Gross Investment Income, Operating	54	54	59
Real estate and real estate joint ventures
Net Investment Income [Line Items]
Gross Investment Income, Operating	32	108	80
Other limited partnership interests
Net Investment Income [Line Items]
Gross Investment Income, Operating	163	134	266
Cash, cash equivalents and short-term investments
Net Investment Income [Line Items]
Gross Investment Income, Operating	20	9	5
Operating joint venture
Net Investment Income [Line Items]
Gross Investment Income, Operating	11	11	2
Other
Net Investment Income [Line Items]
Gross Investment Income, Operating	14	11	4
FVO CSEs — interest income — commercial mortgage loans | Variable Interest Entity, Primary Beneficiary, Consolidated Securitization Entities
Net Investment Income [Line Items]
Gross Investment Income, Operating	$ 11	$ 16	$ 49